ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other current payables [abstract]
Trade and other payables	$ 44,494	$ 42,947
Accrued liabilities	38,567	25,522
Payroll related liabilities	7,781	10,015
Total	$ 90,842	$ 78,484